Valuation results and net trading income (Tables)	6 Months Ended
Jun. 30, 2025
Valuation Results and Net Trading Income [Abstract]
Summary of valuation results and net trading income

Valuation results and net trading income
in EUR million	30 June 2025	30 June 2024
Securities trading results	2,194	492
Derivatives trading results	-1,169	292
Other trading results	165	173
Change in fair value of derivatives relating to
– fair value hedges	671	22
– cash flow hedges (ineffective portion)	4	12
– other non-trading derivatives	-1,669	3,574
Change in fair value of assets and liabilities (hedged items)	-667	-12
Valuation results on assets and liabilities designated at FVPL (excluding trading)	55	93
Foreign exchange transactions results	3,190	-1,630
	2,773	3,016